Income Tax Credit - Schedule of Reconciliation of Accounting Loss per Statement of Operations (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before tax	£ (32,030)	£ (38,453)	£ (47,802)
Tax on loss at standard U.K. tax rate	(7,533)	(7,306)	(9,082)
Expenses not deductible	4,818	4,595	4,757
Deduction for R&D	(7,394)	(8,342)	(9,415)
Losses surrendered for R&D tax credit	7,394	8,342	9,415
Deferred tax - prior year adjustment	1
Overseas tax payable - current year	1	3
R&D tax credit - U.S.	(48)	(34)	(15)
R&D tax credit - current year	(4,558)	(6,366)	(7,185)
R&D tax credit - prior years	206	(35)	(69)
Deferred tax asset not recognized	2,715	2,711	4,325
Income tax credit	£ (4,398)	£ (6,432)	£ (7,269)